LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 4,057	¥ 4,212
Cash paid for amounts included in the measurement of finance lease liabilities	139	109
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	1,176	2,076
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	¥ 0	¥ 78